Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividend income	$ 1,414,588
Net appreciation in fair value of investments	3,702,153
Net investment income	5,116,741
Contributions:
Interest income on loans receivable from members	4,002
Members	633,949
Employer, net of forfeitures	206,158
Rollovers	214,179
Total contributions	1,054,286
Total net additions	6,175,029
Other Activities:
Benefits paid to members	3,239,778
Administrative expenses	103,207
Total deductions from other activities	3,342,985
Net increase in net assets available for benefits	2,832,044
Net assets available for benefits, beginning of year	36,108,456
Net assets available for benefits, end of year	$ 38,940,500